4. MINERAL PROPERTY INTEREST - Restated	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Mineral Property Interest - Restated
NOTE 4 - MINERAL PROPERTY INTEREST - Restated

Given that permitting for operations on the Property is still to be completed, at the request of the Company’s management, LSG granted, by a letter of agreement dated June 15, 2016, a deferment to January 18, 2017 of payments totaling $173,901 otherwise due at June 30, 2016 in accordance with the Mineral Option Agreement between the parties dated October 4, 2014.

The Company assessed its mineral property interest at June 30, 2016 and to the date of these financial statements and concluded that facts and circumstances do not suggest that the mineral property interest’s carrying value exceeds its recoverable amount and therefore no impairment is required.

On December 5, 2014, the Company entered into a subscription agreement (the “Subscription Agreements”) with Lode Star Gold Inc. (“LSG”), a private Nevada corporation controlled by the spouse of the Company’s current President, pursuant to which the Company agreed to issue 35,000,000 shares of its common stock, valued at $230,180, to LSG in exchange for a 20% undivided interest in and to the mineral claims owned by LSG. The mineral claims, known as the “Goldfield Bonanza Project” (the “Property”), are located in the State of Nevada.

The execution of the Subscription Agreement was one of the closing conditions of an Option Agreement dated October 4, 2014, pursuant to which the Company acquired the sole and exclusive option to earn up to an 80% undivided interest in and to the Property.  In order to earn the additional 60% interest in the Property, the Company is required to fund all expenditures on the Property and pay LSG an aggregate of $5 million in cash in the form of a net smelter royalty, each beginning on the Closing Date, which was December 11, 2014. Until such time as the Company has earned the additional 60% interest, the net smelter royalty will be split 79.2% to LSG, 19.8% to the Company and 1% to the former Property owner.

If the Company fails to make any cash payments to LSG within one year of the Effective Date of the Mineral Option Agreement with LSG dated October 4, 2014, it is required to pay LSG an additional $100,000, and in any subsequent years in which the Company fails to complete the payment of the entire $5 million described above, it must make quarterly cash payments to LSG of $25,000 until such time as the Company has earned the additional 60% interest in the Property. At December 31, 2015 $123,913 in fees payable to LSG has been accrued.

Given that permitting for operations on the Property is still to be completed, at the request of the Company’s management, LSG granted, by a letter of agreement dated November 10, 2015, a deferment of the payment to June 18, 2016. A further deferment, to January 18, 2017, was granted by LSG on June 15, 2016.

In addition, the Option Agreement provides that the Company will act as the operator on the Property and that a management committee will be formed, comprised of representatives from the Company and LSG, with voting based on each party’s proportionate interest, to supervise exploration of the Property and approve work programs and budgets. To December 31, 2015, no work programs had been approved.

The Company assessed its mineral property interest at December 31, 2015 and to the date of these financial statements and concluded that facts and circumstances do not suggest that the mineral property interest’s carrying value exceeds its recoverable amount and therefore no impairment is required.